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                    SUPPLEMENT TO THE COMMON CLASS PROSPECTUS
                     AND STATEMENT OF ADDITIONAL INFORMATION

                      CREDIT SUISSE GLOBAL TECHNOLOGY FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S COMMON CLASS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Naimish M. Shah now serves as Associate Portfolio Manager of the fund. Mr. Shah joins Scott T. Lewis and Vincent J. McBride, who continue to serve as Co-Portfolio Managers of the fund, and David Lefkowitz, who continues to serve as Associate Portfolio Manager of the fund. Mr. Shah, who joined CSAM in 2000, specializes in semiconductor and semiconductor equipment companies. Previously, Mr. Shah was at Goldman Sachs from 1998 to 2000, where he specialized in technology research sales. Mr. Shah attended Columbia Business School from 1996 to 1998, where he earned an M.B.A. in Finance. From 1992 to 1996, he was a district manager for Intel Corporation.

Dated: March 28, 2002                                              WPGHT-16-0302
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                      SUPPLEMENT TO THE CLASS A PROSPECTUS
                     AND STATEMENT OF ADDITIONAL INFORMATION

                      CREDIT SUISSE GLOBAL TECHNOLOGY FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S CLASS A PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Naimish M. Shah now serves as Associate Portfolio Manager of the fund. Mr. Shah joins Scott T. Lewis and Vincent J. McBride, who continue to serve as Co-Portfolio Managers of the fund, and David Lefkowitz, who continues to serve as Associate Portfolio Manager of the fund. Mr. Shah, who joined CSAM in 2000, specializes in semiconductor and semiconductor equipment companies. Previously, Mr. Shah was at Goldman Sachs from 1998 to 2000, where he specialized in technology research sales. Mr. Shah attended Columbia Business School from 1996 to 1998, where he earned an M.B.A. in Finance. From 1992 to 1996, he was a district manager for Intel Corporation.

Dated: March 28, 2002                                              CSGTA-16-0302